Promissory Notes	12 Months Ended
Jun. 30, 2019
Disclosure of Promissory Notes [Abstract]
Promissory Notes

10.	Promissory Notes

On 1 September 2018, the Company issued three promissory notes to unrelated arms-length parties for an aggregate principal amount of $100,000 in respect of unpaid accounts payable and accrued liabilities of CHI (Note 6). The notes each have a term of two years and bear non-compounding simple interest at a rate of nine (9%) per year on the unpaid balance commencing from 1 September 2017. A continuity of the promissory notes payable is as follows:

$
Balance - 30 June 2018	-
Issuance of promissory notes	100,000
Interest	16,432
Repayments	(34,919)
Balance - 30 June 2019	81,513